Investments (Summary Of Investments Current And Non-Current) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Total current investments	$ 150,135,000	$ 264,572,000
Total non-current investments	2,226,875,000	3,832,659,000
FMG Zero Coupon Note Component [Member]
Schedule of Investments [Line Items]
Other investments - non-current	40,801,000
Amortized Cost [Member]
Schedule of Investments [Line Items]
Investments available for sale - current	146,594,000	253,273,000
Other investments, including accrued interest income	4,113,000	11,067,000
Total current investments	150,707,000	264,340,000
Total non-current investments	1,517,649,000	1,958,287,000
Amortized Cost [Member] | Fortescue [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	115,703,000	219,723,000
Amortized Cost [Member] | Inmet Mining Corporation [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	504,006,000	504,006,000
Amortized Cost [Member] | Other Investments Available For Sale [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	724,664,000	1,067,928,000
Amortized Cost [Member] | Private Equity Funds [Member]
Schedule of Investments [Line Items]
Other investments - non-current	85,528,000	86,944,000
Amortized Cost [Member] | Non-Agency Mortgage-Backed Bond Securitization Portfolio [Member]
Schedule of Investments [Line Items]
Other investments - non-current	1,649,000	3,304,000
Amortized Cost [Member] | FMG Zero Coupon Note Component [Member]
Schedule of Investments [Line Items]
Other investments - non-current	40,801,000	36,268,000
Amortized Cost [Member] | Other Non-Publicly Traded Investments [Member]
Schedule of Investments [Line Items]
Other investments - non-current	45,298,000	40,114,000
Carrying Value And Estimated Fair Value [Member]
Schedule of Investments [Line Items]
Investments available for sale - current	145,977,000	253,589,000
Other investments, including accrued interest income	4,158,000	10,983,000
Total current investments	150,135,000	264,572,000
Total non-current investments	2,226,875,000	3,832,659,000
Carrying Value And Estimated Fair Value [Member] | Fortescue [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	569,256,000	1,659,617,000
Carrying Value And Estimated Fair Value [Member] | Inmet Mining Corporation [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	708,193,000	862,481,000
Carrying Value And Estimated Fair Value [Member] | Other Investments Available For Sale [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	776,444,000	1,144,141,000
Carrying Value And Estimated Fair Value [Member] | Private Equity Funds [Member]
Schedule of Investments [Line Items]
Other investments - non-current	85,528,000	86,944,000
Carrying Value And Estimated Fair Value [Member] | Non-Agency Mortgage-Backed Bond Securitization Portfolio [Member]
Schedule of Investments [Line Items]
Other investments - non-current	1,649,000	3,304,000
Carrying Value And Estimated Fair Value [Member] | FMG Zero Coupon Note Component [Member]
Schedule of Investments [Line Items]
Other investments - non-current	40,801,000	36,268,000
Carrying Value And Estimated Fair Value [Member] | Other Non-Publicly Traded Investments [Member]
Schedule of Investments [Line Items]
Other investments - non-current	$ 45,004,000	$ 39,904,000